Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Derivative [Line Items]
Contract Amount in Foreign Currency	$ 1,882,231
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	(1,954)
Expected Maturity Current Year	68,842
Expected Maturity Next Fiscal Year	39,442
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	650,000
Average Forward Rate	6.00
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	(1,954)
Expected Maturity Current Year	68,842
Expected Maturity Next Fiscal Year	$ 39,442